Share-based payment - Schedule of Share-Based Payment Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	$ 5,393	$ 9,909	$ 0
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	5,131	7,128	0
Research and Development Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	$ 262	$ 2,781	$ 0